Segment information	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Segment information

5.    Segment information

In accordance with its integrated communication and technology services strategy, Group has reportable segments which are Turkcell Turkiye, Turkcell International and Techfin. While some of these strategic segments offer the same types of services, they are managed separately because they operate in different geographical locations and are affected by different economic conditions.

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker. The chief operating decision maker function is carried out by the Board of Directors, however Board of Directors may transfer the authorities, other than recognized by the law, to the General Manager and other directors.

Turkcell Turkiye reportable segment includes the operations of Turkcell, Turkcell Superonline Iletisim Hizmetleri A.S. (“Turkcell Superonline”), group call center operations of Global Bilgi Pazarlama Danismanlik ve Cagri Servisi Hizmetleri A.S. (“Turkcell Global Bilgi”), Turktell Bilisim Servisleri A.S. (“Turktell”), Turkcell Teknoloji Arastirma ve Gelistirme A.S. (“Turkcell Teknoloji”), Kule Hizmet ve Isletmecilik A.S. (“Global Tower”), Atmosware Teknoloji Egitim ve Danismanlik A.S (“Atmosware Teknoloji”), Rehberlik Hizmetleri Servisi A.S. (“Rehberlik”), Turkcell Gayrimenkul Hizmetleri A.S. (“Turkcell Gayrimenkul”), Lifecell Dijital Servisler ve Cozumler A.S. (“Lifecell Dijital Servisler”), Lifecell Bulut Cozumleri A.S. (“Lifecell Bulut”), Lifecell TV Yayin ve Icerik Hizmetleri A.S. (“Lifecell TV”), Lifecell Muzik Yayin ve Iletim A.S. (“Lifecell Muzik”), BiP Iletisim Teknolojileri ve Dijital Servisler A.S. (“BiP A.S.”), Turkcell Satis’s digital business services (Note 2), Turkcell Dijital Is Servisleri A.S. (“Turkcell Dijital”) and Turkcell Dijital Egitim Teknolojileri A.S. (“Dijital Egitim”).

Turkcell International reportable segment includes the operations of Lifecell LLC (“lifecell”), CJSC Belarusian Telecommunications Network (“BeST”), Kibris Mobile Telekomunikasyon Limited Sirketi (“Kibris Telekom”), East Asian Consortium B.V. (“Eastasia”), Lifecell Ventures Cooperatief U.A (“Lifecell Ventures”), Beltel Telekomunikasyon Hizmetleri A.S. (“Beltel”), LLC UkrTower (“UkrTower”), LLC Global Bilgi (“Global LLC”), Turkcell Europe GmbH (“Turkcell Europe”), Lifetech LLC (“Lifetech”), Beltower LLC (“Beltower”), Lifecell Digital Limited (“Lifecell Digital”), Yaani Digital BV (“Yaani”) and BiP Digital Communication Technologies B.V (“BiP B.V.”).

Techfin reportable segment includes the operations of Turkcell Finansman, Turkcell Odeme, Paycell, Paycell Europe, Turkcell Sigorta and Turkcell Dijital Sigorta. The operations of these legal entities aggregated into one reportable segment as the nature of services are similar and most of them share similar economic characteristics.

5.    Segment information (continued)

Other reportable segment mainly comprises the information and entertainment services in Turkiye, non-group call center operations of Turkcell Global Bilgi, Turkcell Enerji, Boyut Enerji, Turkcell GSYF and Turkcell Satis’s other operations.

The Board primarily uses adjusted EBITDA to assess the performance of the operating segments. Adjusted EBITDA definition includes revenue, cost of revenue excluding depreciation and amortization, selling and marketing expenses and administrative expenses.

Adjusted EBITDA is not a financial measure defined by IFRS as a measurement of financial performance and may not be comparable to other similarly-titled indicators used by other companies. Reconciliation of Adjusted EBITDA to the consolidated profit for the year is included in the accompanying notes.

									Intersegment
	Turkcell Turkiye		Turkcell International		Techfin		Other		Eliminations		Consolidated
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
Total segment revenue	47,308,592	54,625,847	6,429,763	6,271,017	2,151,676	2,154,951	8,228,583	9,573,927	(2,574,340)	(2,064,746)	61,544,274	70,560,996
Inter-segment revenue	(251,950)	(352,233)	(144,986)	(168,764)	(160,730)	(123,015)	(2,016,674)	(1,420,734)	2,574,340	2,064,746	—	—
Revenues from external customers	47,056,642	54,273,614	6,284,777	6,102,253	1,990,946	2,031,936	6,211,909	8,153,193	—	—	61,544,274	70,560,996
Adjusted EBITDA	19,888,347	24,770,715	3,263,535	3,047,283	1,061,780	1,286,400	787,953	792,538	(61,863)	(95,226)	24,939,752	29,801,710
IFRS 9 impairment loss provision	(338,375)	(487,677)	(34,265)	(13,679)	(34,799)	(19,282)	(1,266)	(1,864)	—	—	(408,705)	(522,502)

									Intersegment
	Turkcell Turkiye		Turkcell International		Techfin		Other		Eliminations		Consolidated
	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020
Total segment revenue	54,625,847	54,799,961	6,271,017	5,722,387	2,154,951	2,042,264	9,573,927	8,627,817	(2,064,746)	(1,689,664)	70,560,996	69,502,765
Inter-segment revenue	(352,233)	(322,867)	(168,764)	(198,233)	(123,015)	(32,914)	(1,420,734)	(1,135,650)	2,064,746	1,689,664	—	—
Revenues from external customers	54,273,614	54,477,094	6,102,253	5,524,154	2,031,936	2,009,350	8,153,193	7,492,167	—	—	70,560,996	69,502,765
Adjusted EBITDA	24,770,715	24,725,401	3,047,283	2,628,467	1,286,400	1,243,799	792,538	788,500	(95,226)	(119,099)	29,801,710	29,267,068
IFRS 9 impairment loss provision	(487,677)	(714,207)	(13,679)	(6,764)	(19,282)	(123,483)	(1,864)	(1,297)	—	—	(522,502)	(845,751)

	31 December	31 December	31 December
	2022	2021	2020
Profit for the period	4,174,749	4,330,581	4,508,466
Add/(Less):
Income tax expense	(1,615,297)	572,320	919,742
Finance income	(2,488,913)	(7,020,529)	(5,266,058)
Finance costs	7,630,882	13,369,520	8,274,974
Other income	(231,013)	(227,604)	(140,944)
Other expenses	902,726	1,234,219	1,657,083
Monetary (gain) loss	(4,713,822)	(2,915,848)	534,673
Depreciation and amortization	21,597,374	20,575,152	18,758,198
Share of loss/(gain) of equity accounted investees	(316,934)	(116,101)	20,934
Consolidated adjusted EBITDA	24,939,752	29,801,710	29,267,068

5.    Segment information (continued)

Geographical information

In presenting the information based on geographical segments, segment revenue is based on the geographical location of operations and segment assets are based on the geographical location of the assets.

	31 December	31 December	31 December
	2022	2021	2020
Revenues
Turkiye	55,259,493	64,458,713	63,976,147
Ukraine	4,807,505	4,652,353	4,025,909
Belarus	934,675	834,964	883,793
Turkish Republic of Northern Cyprus	518,935	582,418	550,844
Netherlands	23,666	32,548	64,521
Germany	—	—	1,551
	61,544,274	70,560,996	69,502,765

Non-current assets
Turkiye	85,880,431	88,359,223	84,384,532
Ukraine	7,678,128	12,745,754	9,076,810
Belarus	746,265	810,199	592,076
Turkish Republic of Northern Cyprus	987,144	724,345	745,661
Unallocated non-current assets	401,294	92,587	342,622
	95,693,262	102,732,108	95,141,701